Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of warrants components of equity derivative liabilities
	As Previously Reported	Adjustments	As Restated
Balance sheet as of November 30, 2020 (audited)
Warrant Liabilities	$—	$28,127,146	$28,127,146
Class A Common stock Subject to Possible Redemption	286,016,268	(28,127,148)	257,889,120
Class A Common stock	140	281	421
Additional Paid-in Capital	5,028,404	3,776,890	8,805,294
Accumulated Deficit	(29,293)	(3,777,169)	(3,806,462)
Stockholders’ Equity	5,000,001	2	5,000,003
Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$31,735,421	$31,735,421
Class A Common Stock Subject to Possible Redemption	285,514,160	(31,735,420)	253,778,740
Class A Common stock	145	317	462
Additional Paid-in Capital	5,530,507	7,385,127	12,915,634
Accumulated Deficit	(531,394)	(7,385,445)	(7,916,839)
Stockholders’ Equity	5,000,008	(1)	5,000,007
Period from September 24, 2020 (inception) to December 31, 2020 (audited)
Formation and operating costs	$—	$(2,796,275)	$(2,796,275)
Change in fair value of warrant liabilities	—	(3,608,275)	(3,608,275)
Offering cost associated with warrants recorded as liabilities	—	(980,895)	(980,895)
Net loss	(531,394)	(7,385,445)	(7,916,839)
Basic and diluted net loss per share, Class B	(0.08)	(1.07)	(1.15)